State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5049
Boston, MA 02206-5049

November 29, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:          Office of Filings, Information & Consumer Service

Re:          Fifth Third Funds (“Trust”) (File Nos.811-5669 and 33-24848)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that

(i)
the Prospectus dated November 23, 2011 for the Class A, Class B, Class C, Institutional, Preferred, Select and Trust Shares of Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Dividend Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Structured Large Cap Plus Fund, Fifth Third Equity Index Fund, Fifth Third International Equity Fund, Fifth Third Strategic Income Fund, Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM, Fifth Third LifeModel Conservative FundSM, Fifth Third High Yield Bond Fund, Fifth Third Total Return Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund; and

(ii)
the Statement of Additional Information dated November 23, 2011 forFifth Third Small Cap Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Dividend Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Structured Large Cap Plus Fund, Fifth Third Equity Index Fund, Fifth Third International Equity Fund, Fifth Third Strategic Income Fund, Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM, Fifth Third LifeModel Conservative FundSM, Fifth Third High Yield Bond Fund, Fifth Third Total Return Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund,

do not differ from those contained in Post-Effective Amendment No. 75 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 76 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on November 23, 2011 (Accession No. 0001209286-11-000831).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Senior Counsel